Federated Hermes Max-Cap Index Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.4%
		Communication Services—7.5%
3,570		Activision Blizzard, Inc.	$273,355
31,946	[2]	Alphabet, Inc., Class A	3,157,543
28,330	[2]	Alphabet, Inc., Class C	2,829,317
33,297		AT&T, Inc.	678,260
517	[2]	Charter Communications, Inc.	198,688
25,515		Comcast Corp., Class A	1,004,015
1,255		Electronic Arts, Inc.	161,493
3,029		Fox Corp., Class A	102,804
2,255		Fox Corp., Class B	71,484
1,719		Interpublic Group of Cos., Inc.	62,675
2,000	[2]	Live Nation Entertainment, Inc.	160,980
2,947		Lumen Technologies, Inc.	15,472
1,567	[2]	Match Group, Inc.	84,806
11,935	[2]	Meta Platforms, Inc.	1,777,957
2,369	[2]	Netflix, Inc.	838,294
1,550		News Corp., Inc., Class A	31,403
1,110		News Corp., Inc., Class B	22,688
3,308	[2]	T-Mobile USA, Inc.	493,918
681	[2]	Take-Two Interactive Software, Inc.	77,110
22,241		Verizon Communications, Inc.	924,558
9,914	[2]	Walt Disney Co.	1,075,570
4,810	[2]	Warner Bros. Discovery, Inc.	71,284
		TOTAL	14,113,674
		Consumer Discretionary—10.3%
199		Advance Auto Parts, Inc.	30,304
47,301	[2]	Amazon.com, Inc.	4,878,152
1,626	[2]	Aptiv PLC	183,884
93	[2]	AutoZone, Inc.	226,813
3,300		Bath & Body Works, Inc.	151,833
2,144		Best Buy Co., Inc.	190,216
243	[2]	Booking Holdings, Inc.	591,486
822		BorgWarner, Inc.	38,864
1,504	[2]	Caesars Entertainment Corp.	78,298
5,731	[2]	Carnival Corp.	62,009
206	[2]	Chipotle Mexican Grill, Inc.	339,154
1,517		D. R. Horton, Inc.	149,713
530		Darden Restaurants, Inc.	78,424
1,186		Dollar General Corp.	277,050
1,088	[2]	Dollar Tree, Inc.	163,396
140		Domino's Pizza, Inc.	49,420
2,483		eBay, Inc.	122,909
1,360	[2]	Etsy, Inc.	187,109
1,597	[2]	Expedia Group, Inc.	182,537
14,390		Ford Motor Co.	194,409
630		Garmin Ltd.	62,294
9,887		General Motors Co.	388,757
796		Genuine Parts Co.	133,585

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
399		Hasbro, Inc.	$23,609
1,572		Hilton Worldwide Holdings, Inc.	228,082
5,412		Home Depot, Inc.	1,754,408
1,858	[2]	Las Vegas Sands Corp.	109,622
1,186		Lennar Corp., Class A	121,446
3,728		Lowe's Cos., Inc.	776,356
875		Marriott International, Inc., Class A	152,408
3,881		McDonald's Corp.	1,037,779
1,822		MGM Resorts International	75,449
108	[2]	Mohawk Industries, Inc.	12,967
6,877		Nike, Inc., Class B	875,648
34	[2]	NVR, Inc.	179,180
312	[2]	O'Reilly Automotive, Inc.	247,213
263		Pool Corp.	101,415
177		Ralph Lauren Corp.	21,922
1,086		Ross Stores, Inc.	128,354
6,295		Starbucks Corp.	687,036
912		Tapestry, Inc.	41,560
1,865		Target Corp.	321,041
14,349	[2]	Tesla, Inc.	2,485,534
6,412		TJX Cos., Inc.	524,886
507		Tractor Supply Co.	115,591
235	[2]	Ulta Beauty, Inc.	120,781
1,843		V.F. Corp.	57,022
893		Whirlpool Corp.	138,942
492	[2]	Wynn Resorts Ltd.	50,991
1,438		Yum! Brands, Inc.	187,673
		TOTAL	19,337,531
		Consumer Staples—6.4%
9,186		Altria Group, Inc.	413,737
2,741		Archer-Daniels-Midland Co.	227,092
765		Campbell Soup Co.	39,727
1,211		Church and Dwight, Inc.	97,922
1,252		Clorox Co.	181,152
4,230		Colgate-Palmolive Co.	315,262
2,102		Conagra Brands, Inc.	78,173
1,235		Constellation Brands, Inc., Class A	285,927
2,397		Costco Wholesale Corp.	1,225,203
872		Estee Lauder Cos., Inc., Class A	241,614
4,165		General Mills, Inc.	326,369
710		Hershey Foods Corp.	159,466
1,507		Hormel Foods Corp.	68,282
1,125		Kellogg Co.	77,153
6,904		Keurig Dr Pepper, Inc.	243,573
1,673		Kimberly-Clark Corp.	217,507
6,428		Kraft Heinz Co./The	260,527
5,472		Kroger Co.	244,215
1,542		McCormick & Co., Inc.	115,835
666		Molson Coors Beverage Company, Class B	35,018
7,470		Mondelez International, Inc.	488,837
1,158	[2]	Monster Beverage Corp.	120,525

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
7,314		PepsiCo, Inc.	$1,250,840
8,303		Philip Morris International, Inc.	865,505
12,751		Procter & Gamble Co.	1,815,487
455		Smucker (J.M.) Co.	69,524
2,924		Sysco Corp.	226,493
21,029		The Coca-Cola Co.	1,289,498
155		Tyson Foods, Inc., Class A	10,191
1,628		Walgreens Boots Alliance, Inc.	60,008
7,621		WalMart Inc.	1,096,433
		TOTAL	12,147,095
		Energy—4.9%
1,329		APA Corp.	58,915
5,939		Baker Hughes a GE Co. LLC	188,504
9,403		Chevron Corp.	1,636,310
7,417		ConocoPhillips	903,910
7,637		Coterra Energy, Inc., Class A	191,154
2,074		Devon Energy Corp.	131,160
812		Diamondback Energy, Inc.	118,649
2,995		EOG Resources, Inc.	396,089
4,231		EQT Corp.	138,227
21,795		Exxon Mobil Corp.	2,528,438
2,472		Halliburton Co.	101,896
1,445		Hess Corp.	216,981
5,707		Kinder Morgan, Inc.	104,438
2,762		Marathon Oil Corp.	75,872
3,283		Marathon Petroleum Corp.	421,931
3,602		Occidental Petroleum Corp.	233,374
2,652		ONEOK, Inc.	181,609
1,664		Phillips 66	166,849
1,190		Pioneer Natural Resources, Inc.	274,117
7,789		Schlumberger Ltd.	443,817
1,452		Targa Resources, Inc.	108,929
1,440	[2]	TXO Energy Partners, LP	32,256
1,911		Valero Energy Corp.	267,597
6,718		Williams Cos., Inc.	216,588
		TOTAL	9,137,610
		Financials—11.3%
2,766		Aflac, Inc.	203,301
1,429		Allstate Corp.	183,584
3,204		American Express Co.	560,476
5,359		American International Group, Inc.	338,796
623		Ameriprise Financial, Inc.	218,125
1,160		Aon PLC	369,669
541	[2]	Arch Capital Group Ltd.	34,813
977		Assurant, Inc.	129,540
36,918		Bank of America Corp.	1,309,851
3,530		Bank of New York Mellon Corp.	178,512
9,320	[2]	Berkshire Hathaway, Inc., Class B	2,903,366
826		BlackRock, Inc.	627,107
1,561		Brown & Brown	91,412
2,802		Capital One Financial Corp.	333,438

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
8,270		Charles Schwab Corp.	$640,263
2,279		Chubb Ltd.	518,450
1,006		Cincinnati Financial Corp.	113,829
12,276		Citigroup, Inc.	641,053
2,172		Citizens Financial Group, Inc.	94,091
1,818		CME Group, Inc.	321,168
2,063		Comerica, Inc.	151,238
2,336		Discover Financial Services	272,681
175		Everest Re Group Ltd.	61,196
163		FactSet Research Systems	68,939
3,116		Fifth Third Bancorp	113,080
252		First Republic Bank	35,502
848		Franklin Resources, Inc.	26,458
662		Gallagher (Arthur J.) & Co.	129,567
1,756		Goldman Sachs Group, Inc.	642,362
1,461		Hartford Financial Services Group, Inc.	113,388
6,427		Huntington Bancshares, Inc.	97,498
2,946		Intercontinental Exchange, Inc.	316,842
1,510		Invesco Ltd.	27,950
15,697		JPMorgan Chase & Co.	2,196,952
3,941		KeyCorp	75,628
3,641		Lincoln National Corp.	129,001
759		Loews Corp.	46,663
304		M&T Bank Corp.	47,424
2,749		Marsh & McLennan Cos., Inc.	480,827
3,271		MetLife, Inc.	238,848
901		Moody's Corp.	290,798
8,020		Morgan Stanley	780,587
463		MSCI, Inc., Class A	246,112
2,069		NASDAQ, Inc.	124,533
970		Northern Trust Corp.	94,061
2,213		PNC Financial Services Group	366,097
2,223		Principal Financial Group, Inc.	205,739
3,256		Progressive Corp., OH	443,956
1,788		Prudential Financial, Inc.	187,633
226		Raymond James Financial, Inc.	25,486
9,158		Regions Financial Corp.	215,579
1,523		S&P Global, Inc.	571,034
350		Signature Bank	45,132
1,231	[2]	Skyward Specialty Insurance Group, Inc.	22,786
1,735		State Street Corp.	158,457
4,990		Synchrony Financial	183,283
1,968		T. Rowe Price Group, Inc.	229,213
1,155		The Travelers Cos., Inc.	220,744
6,656		Truist Financial Corp.	328,740
6,924		U.S. Bancorp	344,815
20,398		Wells Fargo & Co.	956,054
648		Willis Towers Watson PLC	164,715
427		Zions Bancorporation, N.A.	22,699
		TOTAL	21,311,141

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—14.2%
9,457		Abbott Laboratories	$1,045,471
9,323		AbbVie, Inc.	1,377,473
1,694		Agilent Technologies, Inc.	257,623
759		AmerisourceBergen Corp.	128,241
2,780		Amgen, Inc.	701,672
4,401		Baxter International, Inc.	201,082
1,590		Becton Dickinson & Co.	401,030
156	[2]	Bio-Rad Laboratories, Inc., Class A	72,924
1,044		Bio-Techne Corp.	83,165
1,074	[2]	Biogen, Inc.	312,427
5,761	[2]	Boston Scientific Corp.	266,446
11,106		Bristol-Myers Squibb Co.	806,851
2,504		Cardinal Health, Inc.	193,434
4,102	[2]	Centene Corp.	312,736
250	[2]	Charles River Laboratories International, Inc.	60,812
1,578		CIGNA Corp.	499,705
317		Cooper Cos., Inc.	110,611
6,828		CVS Health Corp.	602,366
3,558		Danaher Corp.	940,664
1,484	[2]	Davita, Inc.	122,267
1,627		Dentsply Sirona, Inc.	59,922
2,807	[2]	Dexcom, Inc.	300,602
3,533	[2]	Edwards Lifesciences Corp.	270,981
1,239		Elevance Health, Inc.	619,488
4,237		Eli Lilly & Co.	1,458,164
2,015	[2]	GE HealthCare Technologies, Inc.	140,083
7,693		Gilead Sciences, Inc.	645,750
1,058		HCA Healthcare, Inc.	269,864
511	[2]	Henry Schein, Inc.	44,023
1,410	[2]	Hologic, Inc.	114,732
846		Humana, Inc.	432,898
232	[2]	IDEXX Laboratories, Inc.	111,476
906	[2]	Illumina, Inc.	194,065
850	[2]	Incyte Genomics, Inc.	72,369
1,559	[2]	Intuitive Surgical, Inc.	383,031
1,073	[2]	IQVIA Holdings, Inc.	246,157
13,956		Johnson & Johnson	2,280,689
397		Laboratory Corp. of America Holdings	100,092
709		McKesson Corp.	268,484
7,311		Medtronic PLC	611,858
13,361		Merck & Co., Inc.	1,435,105
132	[2]	Mettler-Toledo International, Inc.	202,345
1,342	[2]	Moderna, Inc.	236,273
260	[2]	Molina Healthcare, Inc.	81,076
707		PerkinElmer, Inc.	97,234
29,608		Pfizer, Inc.	1,307,489
491		Quest Diagnostics, Inc.	72,904
690	[2]	Regeneron Pharmaceuticals, Inc.	523,344
376		ResMed, Inc.	85,867
625		STERIS PLC	129,069
1,441		Stryker Corp.	365,740

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
320		Teleflex, Inc.	$77,894
1,934		Thermo Fisher Scientific, Inc.	1,103,018
5,147		UnitedHealth Group, Inc.	2,569,331
211		Universal Health Services, Inc., Class B	31,272
1,650	[2]	Vertex Pharmaceuticals, Inc.	533,115
14,270		Viatris, Inc.	173,523
63	[2]	Waters Corp.	20,701
468		West Pharmaceutical Services, Inc.	124,301
434		Zimmer Biomet Holdings, Inc.	55,266
1,901		Zoetis, Inc.	314,596
		TOTAL	26,661,191
		Industrials—8.1%
2,237		3M Co.	257,434
1,073	[2]	Alaska Air Group, Inc.	55,088
496		Allegion PLC	58,305
1,351		Ametek, Inc.	195,787
2,945	[2]	Boeing Co.	627,285
444		C.H. Robinson Worldwide, Inc.	44,475
4,395		Carrier Global Corp.	200,104
2,398		Caterpillar, Inc.	604,991
500		Cintas Corp.	221,870
2,573	[2]	Copart, Inc.	171,388
2,392	[2]	CoStar Group, Inc.	186,337
11,393		CSX Corp.	352,272
691		Cummins, Inc.	172,432
1,262		Deere & Co.	533,624
805	[2]	Delta Air Lines, Inc.	31,475
103		Dover Corp.	15,638
2,226		Eaton Corp. PLC	361,079
3,086		Emerson Electric Co.	278,419
214		Equifax, Inc.	47,551
1,643		Expeditors International Washington, Inc.	177,690
3,417		Fastenal Co.	172,729
1,177		FedEx Corp.	228,173
1,919		Fortive Corp.	130,550
348	[2]	Generac Holdings, Inc.	41,969
1,555		General Dynamics Corp.	362,408
6,047		General Electric Co.	486,663
3,643		Honeywell International, Inc.	759,493
2,040		Howmet Aerospace, Inc.	83,008
453		Hunt (J.B.) Transportation Services, Inc.	85,640
593		Huntington Ingalls Industries, Inc.	130,780
478		IDEX Corp.	114,567
1,570		Illinois Tool Works, Inc.	370,583
2,420		Ingersoll-Rand, Inc.	135,520
535		Jacobs Solutions, Inc.	66,099
3,793		Johnson Controls International PLC	263,879
1,417		L3Harris Technologies Inc.	304,400
1,555		Leidos Holdings, Inc.	153,696
1,425		Lockheed Martin Corp.	660,145
318		Nordson Corp.	77,369

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,304		Norfolk Southern Corp.	$320,536
607		Northrop Grumman Corp.	271,960
541		Old Dominion Freight Lines, Inc.	180,283
3,324		Otis Worldwide Corp.	273,333
1,677		PACCAR, Inc.	183,313
985		Parker-Hannifin Corp.	321,110
1,362		Quanta Services, Inc.	207,283
7,663		Raytheon Technologies Corp.	765,151
1,746		Republic Services, Inc.	217,936
592		Rockwell Automation, Inc.	166,962
1,209		Rollins, Inc.	44,008
371		Smith (A.O.) Corp.	25,117
208		Snap-On, Inc.	51,736
835		Southwest Airlines Co.	29,868
2,360		Textron Inc.	171,926
1,301		Trane Technologies PLC	233,035
134		Transdigm Group, Inc.	96,178
3,320		Union Pacific Corp.	677,911
3,595	[2]	United Airlines Holdings, Inc.	176,011
3,820		United Parcel Service, Inc.	707,579
331	[2]	United Rentals, Inc.	145,954
932		Verisk Analytics, Inc.	169,428
240		W.W. Grainger, Inc.	141,475
1,085		Wabtec Corp.	112,634
1,885		Waste Management, Inc.	291,666
1,118		Xylem, Inc.	116,283
		TOTAL	15,319,591
		Information Technology—25.6%
3,051		Accenture PLC	851,382
2,744	[2]	Adobe, Inc.	1,016,213
8,733	[2]	Advanced Micro Devices, Inc.	656,285
1,854	[2]	Akamai Technologies, Inc.	164,913
3,396		Amphenol Corp., Class A	270,899
2,755		Analog Devices, Inc.	472,400
508	[2]	Ansys, Inc.	135,311
79,866		Apple, Inc.	11,523,865
4,658		Applied Materials, Inc.	519,320
628	[2]	Arista Networks, Inc.	79,141
1,599	[2]	Autodesk, Inc.	344,041
2,282		Automatic Data Processing, Inc.	515,298
2,134		Broadcom, Inc.	1,248,411
697		Broadridge Financial Solutions	104,801
1,430	[2]	Cadence Design Systems, Inc.	261,447
733		CDW Corp.	143,690
1,084	[2]	Ceridian HCM Holding, Inc.	78,352
22,255		Cisco Systems, Inc.	1,083,151
2,432		Cognizant Technology Solutions Corp.	162,336
3,654		Corning, Inc.	126,465
4,446	[2]	DXC Technology Co.	127,734
1,001	[2]	Enphase Energy, Inc.	221,601
48	[2]	EPAM Systems, Inc.	15,967

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
438	[2]	F5, Inc.	$64,675
2,915		Fidelity National Information Services, Inc.	218,742
483	[2]	First Solar, Inc.	85,781
3,210	[2]	Fiserv, Inc.	342,443
362	[2]	FleetCor Technologies, Inc.	75,589
1,792	[2]	Fortinet, Inc.	93,793
467	[2]	Gartner, Inc., Class A	157,911
2,298		Gen Digital, Inc.	52,877
1,275		Global Payments, Inc.	143,718
301		Henry Jack & Associates, Inc.	54,207
12,377		Hewlett Packard Enterprise Co.	199,641
7,959		HP, Inc.	231,925
4,210		IBM Corp.	567,213
18,805		Intel Corp.	531,429
1,722		Intuit, Inc.	727,838
1,052	[2]	Keysight Technologies, Inc.	188,676
749		KLA Corp.	293,968
700		Lam Research Corp.	350,070
4,577		Mastercard, Inc.	1,696,236
4,128		Microchip Technology, Inc.	320,415
7,467		Micron Technology, Inc.	450,260
39,819		Microsoft Corp.	9,867,546
5		Monolithic Power Systems	2,133
554		Motorola Solutions, Inc.	142,384
876		NetApp, Inc.	58,018
12,764		NVIDIA Corp.	2,493,703
1,392		NXP Semiconductors NV	256,560
2,336	[2]	ON Semiconductor Corp.	171,579
7,109		Oracle Corp.	628,862
968		Paychex, Inc.	112,153
315	[2]	Paycom Software, Inc.	102,041
7,325	[2]	PayPal Holdings, Inc.	596,914
1,267	[2]	PTC, Inc.	170,893
1,438	[2]	Qorvo, Inc.	156,253
5,984		Qualcomm, Inc.	797,129
363		Roper Technologies, Inc.	154,910
5,314	[2]	Salesforce, Inc.	892,593
753		Seagate Technology Holdings PLC	51,038
1,112	[2]	ServiceNow, Inc.	506,105
704		Skyworks Solutions, Inc.	77,208
33	[2]	Solaredge Technologies, Inc.	10,531
843	[2]	Synopsys, Inc.	298,211
1,843		TE Connectivity Ltd.	234,337
249	[2]	Teledyne Technologies, Inc.	105,641
970		Teradyne, Inc.	98,649
4,852		Texas Instruments, Inc.	859,823
1,650	[2]	Trimble, Inc.	95,799
253	[2]	Tyler Technologies, Inc.	81,661
443	[2]	Verisign, Inc.	96,596
8,802		Visa, Inc., Class A	2,026,308

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
3,833	[2]	Western Digital Corp.	$168,460
		TOTAL	48,284,468
		Materials—2.7%
1,164		Air Products & Chemicals, Inc.	373,074
263		Albemarle Corp.	74,021
7,658		Amcor PLC	92,356
481		Avery Dennison Corp.	91,121
362		Celanese Corp.	44,598
1,966		CF Industries Holdings, Inc.	166,520
3,554		Corteva, Inc.	229,055
3,401		Dow, Inc.	201,849
1,367		DuPont de Nemours, Inc.	101,090
1,441		Ecolab, Inc.	223,110
532		FMC Corp.	70,825
7,166		Freeport-McMoRan, Inc.	319,747
1,486		International Flavors & Fragrances, Inc.	167,116
2,899		Linde PLC	959,395
1,139		LyondellBasell Industries N.V.	110,130
339		Martin Marietta Materials	121,918
3,735		Mosaic Co./The	185,032
3,851		Newmont Corp.	203,833
1,898		Nucor Corp.	320,800
363		Packaging Corp. of America	51,800
1,388		PPG Industries, Inc.	180,912
644		Sealed Air Corp.	35,266
1,329		Sherwin-Williams Co.	314,428
890		Steel Dynamics, Inc.	107,370
806		Vulcan Materials Co.	147,764
3,785		WestRock Co.	148,523
		TOTAL	5,041,653
		Real Estate—2.6%
1,374		Alexandria Real Estate Equities, Inc.	220,857
2,084		American Tower Corp.	465,545
849		Avalonbay Communities, Inc.	150,647
2,018		Boston Properties, Inc.	150,422
479		Camden Property Trust	59,018
1,743	[2]	CBRE Group, Inc.	149,044
2,372		Crown Castle, Inc.	351,317
1,384		Digital Realty Trust, Inc.	158,634
519		Equinix, Inc.	383,089
2,091		Equity Residential Properties Trust	133,092
743		Essex Property Trust, Inc.	167,970
689		Extra Space Storage, Inc.	108,745
423		Federal Realty Investment Trust	47,177
2,185		Healthpeak Properties, Inc.	60,044
8,890		Host Hotels & Resorts, Inc.	167,576
313		Invitation Homes, Inc.	10,172
2,491		Kimco Realty Corp.	55,948
664		Mid-American Apartment Communities, Inc.	110,702
5,069		ProLogis Inc.	655,320
552		Public Storage	167,996

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
2,000		Realty Income Corp.	$135,660
763		Regency Centers Corp.	50,839
877		SBA Communications, Corp.	260,934
1,596		Simon Property Group, Inc.	205,022
1,202		UDR, Inc.	51,193
2,055		Ventas, Inc.	106,469
2,575		VICI Properties, Inc.	88,013
2,625		Welltower, Inc.	196,980
3,376		Weyerhaeuser Co.	116,236
		TOTAL	4,984,661
		Utilities—2.8%
4,167		AES Corp.	114,217
1,024		Alliant Energy Corp.	55,327
2,365		Ameren Corp.	205,448
3,650		American Electric Power Co., Inc.	342,954
414		American Water Works Co., Inc.	64,787
744		Atmos Energy Corp.	87,450
519		CenterPoint Energy, Inc.	15,632
1,273		CMS Energy Corp.	80,441
2,788		Consolidated Edison Co.	265,724
775		Constellation Energy Corp.	66,154
4,405		Dominion Energy, Inc.	280,334
1,763		DTE Energy Co.	205,160
3,937		Duke Energy Corp.	403,346
2,034		Edison International	140,143
341		Entergy Corp.	36,923
947		Evergy, Inc.	59,330
1,932		EverSource Energy	159,062
4,889		Exelon Corp.	206,267
2,482		FirstEnergy Corp.	101,638
10,798		NextEra Energy, Inc.	805,855
1,532		NiSource, Inc.	42,513
3,216	[2]	P G & E Corp.	51,134
382		Pinnacle West Capital Corp.	28,478
6,887		PPL Corp.	203,855
2,440		Public Service Enterprises Group, Inc.	151,109
1,783		Sempra Energy	285,868
6,052		Southern Co.	409,599
1,793		WEC Energy Group, Inc.	168,524
4,150		Xcel Energy, Inc.	285,395
		TOTAL	5,322,667
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,884,105)	181,661,282
		INVESTMENT COMPANY—3.4%
6,306,132		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3] (IDENTIFIED COST $6,305,292)	6,306,132
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $49,189,397)	187,967,414
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	410,526
		TOTAL NET ASSETS—100%	$188,377,940

At January 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index	33	$6,748,500	March 2023	$239,397
The average notional value of long futures contracts held by the Fund throughout the period was $6,728,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2022	$—	$5,472,794	$5,472,794
Purchases at Cost	$75,262	$55,268,535	$55,268,535
Proceeds from Sales	$(75,262)	$(54,439,009)	$(54,439,009)
Change in Unrealized Appreciation/Depreciation	$—	$1,150	$1,150
Net Realized Gain/(Loss)	$—	$2,662	$2,662
Value as of 1/31/2023	$—	$6,306,132	$6,306,132
Shares Held as of 1/31/2023	$—	6,306,132	6,306,132
Dividend Income	$95	$110,408	$110,503
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,748,500 at January 31, 2023, which represents 3.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100%.
2
Non-income-producing security.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.